Report of Independent Registered Public Accounting
Firm To the Board of Trustees of Seasons Series Trust and Shareholders of each of the portfolios listed in Appendix I

In planning and performing our audits of the financial statements of each of the portfolios listed in Appendix
I (constituting Seasons Series Trust, hereafter referred to as the "Portfolios") as of and for the year ended
March 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board
(United States) ("PCAOB"), we considered the Portfolios' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Portfolios' internal control over financial reporting.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Portfolios' internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be material weaknesses as defined above as of March 31, 2021.

This report is intended solely for the information and use of management and the Board of Trustees of Seasons Series Trust and the Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
May 27, 2021

PricewaterhouseCoopers LLP, 1000 Louisiana St.,
Suite 5800, Houston, TX 77002 T: (713) 356 4000,
www.pwc.com/us

Seasons Series Trust Appendix I
SA Allocation Balanced Portfolio
SA Allocation Growth Portfolio
SA Allocation Moderate Growth Portfolio
SA Allocation Moderate Portfolio
SA Columbia Focused Value Portfolio
SA Multi-Managed Diversified Fixed Income Portfolio
SA Multi-Managed Growth Portfolio
SA Multi-Managed Income/Equity Portfolio
SA Multi-Managed Income Portfolio
SA Multi-Managed International Equity Portfolio
SA Multi-Managed Large Cap Growth Portfolio
SA Multi-Managed Large Cap Value Portfolio
SA Multi-Managed Mid Cap Growth Portfolio
SA Multi-Managed Mid Cap Value Portfolio
SA Multi-Managed Moderate Growth Portfolio
SA Multi-Managed Small Cap Portfolio
SA Putnam Asset Allocation Diversified Growth
Portfolio
SA T. Rowe Price Growth Stock Portfolio
SA Wellington Real Return Portfolio